Cover	May 17, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2021
Entity File Number	001-39820
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Central Index Key	0001819615
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	489 Fifth Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code
City Area Code	646
Local Phone Number	880-4382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common shares without par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	CLVRW